Fair Value Disclosures - Change in Balance Sheet Carrying Value of Level 3 Financial Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 0.0
Purchases	0.0
Sales	0.0
Transfers in	0.2
Transfers out	(0.2)
Balance, end of period	0.0
U.S. corporate | Fixed maturity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	0.0
Purchases	0.0
Sales	0.0
Transfers in	0.2
Transfers out	(0.2)
Balance, end of period	$ 0.0